Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 2
Short-term Bank Deposit		217	265
Total cash, cash equivalents, and short-term deposits		219	265
Prepaid expenses and other current assets
Total current assets		219	265
Non-current assets
Intangible Asset, net		726
Investments		6,525
Property and equipment, net
Right of Use Assets		16	112
Total non-current assets		7,267	112
Total assets		7,486	377
Current liabilities
Accounts payable and accruals
Trade		790	492
Other		2,197	793
Employees and payroll accruals		406	406
Other Accrued Liabilities		640
Operating lease liabilities – current		16	120
Total current liabilities		4,049	1,811
Non-current liabilities
Royalties provision
Operating lease liabilities - non-current			16
Total non-current liabilities			16
Shareholders’ equity
Share capital, Ordinary shares 48 NIS par value (18,000,000 authorized shares as of December 31, 2025 and 2024; 7,020,502 and 5,850,906 shares issued and outstanding as of December 31, 2025 and 2024, respectively)	[1]	83,918	83,751
Additional paid-in capital		85,389	84,809
Accumulated deficit		(165,870)	(170,010)
Total shareholders’ equity		3,437	(1,450)
Total liabilities and shareholders’ equity		$ 7,486	$ 377

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-20 share reverse split, see Note 1(A)(11).